FAIR VALUE MEASUREMENTS - Private placement warrants (Details) - Level 3	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Exercise price
Derivative Liability, Measurement Input	11.50	11.50
IPO Price
Derivative Liability, Measurement Input	10.00	10.00
Implied Stock Price Range
Derivative Liability, Measurement Input	10.12	10.12
Volatility
Derivative Liability, Measurement Input	17	21
Term
Derivative Liability, Measurement Input	5.25	5.70
Risk-Free Rate
Derivative Liability, Measurement Input	0.98	0.46
Dividend Yield
Derivative Liability, Measurement Input	0.0	0.0